Shareholder Report	12 Months Ended
Mar. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Legg Mason ETF Investment Trust
Entity Central Index Key	0001645194
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Franklin International Low Volatility High Dividend Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin International Low Volatility High Dividend Index ETF
Class Name	Franklin International Low Volatility High Dividend Index ETF
Trading Symbol	LVHI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin International Low Volatility High Dividend Index ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin International Low Volatility High Dividend Index ETF	$43	0.40%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.40%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin International Low Volatility High Dividend Index ETF returned 14.35%. The Fund compares its performance to the Franklin International Low Volatility High Dividend Hedged Index-NR and the MSCI World ex U.S. IMI (Local) Index-NR, which returned 14.90% and 5.08%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By country, the U.K., Switzerland and Singapore contributed given their weight in the Underlying Index and strong double-digit returns.
↑	By sector, financials, consumer staples and utilities contributed with strong double-digit returns.

Top detractors from performance:
↓	By country, Germany, Australia and Italy detracted given their return and weight in the Underlying Index.
↓	By sector, consumer discretionary was the leading detractor with a negative return.
Use of derivatives and the impact on performance:
The Fund utilized MSCI EAFE Index futures to equitize cash and accruals. A currency hedging strategy was utilized to reduce the volatility associated with exposure to shifts in relative value between the U.S. Dollar and the currency of local markets. In aggregate, these derivatives contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (7/27/2016)
Franklin International Low Volatility High Dividend Index ETF (NAV)	14.35	15.73	9.17
MSCI All Country World ex-U.S. Index-NR	6.09	10.92	6.59
Franklin International Low Volatility High Dividend Hedged Index-NR	14.90	16.20	9.63
MSCI World ex U.S. IMI (Local) Index-NR	5.08	13.39	8.24

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 2,330,620,230
Holdings Count | $ / shares	151	[1]
Advisory Fees Paid, Amount	$ 5,264,996
Investment Company Portfolio Turnover	93.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,330,620,230
Total Number of Portfolio Holdings*	151
Total Management Fee Paid (based on a unitary fee)	$5,264,996
Portfolio Turnover Rate	93%
[1]
Holdings [Text Block]

Portfolio Composition*	% of Total Investments
Financials	23.6%
Energy	16.3%
Consumer Staples	10.2%
Industrials	9.9%
Consumer Discretionary	9.0%
Utilities	7.6%
Materials	7.6%
Health Care	7.0%
Communication Services	6.4%
Real Estate	1.5%
Short-Term Investments	0.9%

Geographic Composition*	% of Total Investments
Japan	14.8%
Canada	14.1%
United States	11.7%
France	11.6%
United Kingdom	9.1%
Germany	8.1%
Italy	6.7%
Australia	5.7%
Switzerland	4.7%
Singapore	3.6%
Sweden	2.8%
Norway	1.8%
Netherlands	1.4%
Hong Kong	1.3%
Finland	0.6%
Spain	0.4%
China	0.4%
Portugal	0.3%
Short-Term Investments	0.9%
[2]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Franklin U.S. Low Volatility High Dividend Index ETF
Shareholder Report [Line Items]
Fund Name	Franklin U.S. Low Volatility High Dividend Index ETF
Class Name	Franklin U.S. Low Volatility High Dividend Index ETF
Trading Symbol	LVHD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Franklin U.S. Low Volatility High Dividend Index ETF for the period April 1, 2024, to March 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) DIAL BEN/342-5236
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin U.S. Low Volatility High Dividend Index ETF	$29	0.27%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin U.S. Low Volatility High Dividend Index ETF returned 15.76%. The Fund compares its performance to the Russell 3000 Index and the Franklin Low Volatility High Dividend Index-NR, which returned 7.22% and 16.09%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, utilities, consumer staples and real estate, given their weight in the Underlying Index and strong double-digit returns, were leading contributors.

Top detractors from performance:
↓	By sector, materials, industrials, communication services and health care, all with negative or relatively weak returns, detracted from performance in the Underlying Index.
Use of derivatives and the impact on performance:
The Fund utilized S&P 500 Index futures to equitize frictional cash, which contributed to performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (12/28/2015)
Franklin U.S. Low Volatility High Dividend Index ETF (NAV)	15.76	13.71	9.06
Russell 3000 Index	7.22	18.18	12.88
Franklin Low Volatility High Dividend Index-NR	16.09	13.97	9.32

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 548,857,332
Holdings Count | $ / shares	111	[3]
Advisory Fees Paid, Amount	$ 1,540,758
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$548,857,332
Total Number of Portfolio Holdings*	111
Total Management Fee Paid (based on a unitary fee)	$1,540,758
Portfolio Turnover Rate	49%
[3]
Holdings [Text Block]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
On August 1, 2024, the Fund’s principal investment strategies was revised to reflect the Underlying Index’s (and therefore the Fund’s) decreased exposure to the utilities sector.
Related disclosure regarding the risks of investing in securities in the utilities sector was removed from the Fund’s principal risks.
This is a summary of a change to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

Updated Prospectus Phone Number	(800) DIAL BEN/342-5236
Updated Prospectus Email Address	ETFs-Product@franklintempleton.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Does not include derivatives, except purchased options, if any.

[2]
*	Does not include derivatives, except purchased options, if any.

[3]
*	Does not include derivatives, except purchased options, if any.